                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [_]; Amendment Number:
                                              -------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketus Associates, L.L.C.
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edmund A. Hajim, Managing Member, MLH Capital, L.L.C,
Title: Managing Member of Marketus Associates, L.L.C.
Phone: (212) 218-8282

Signature, Place, and Date of Signing:


/s/ Edmund A. Hajim                    New York, NY                  10/31/2008
-------------------                    [City, State]                   [Date]
     [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-                     None
   -----------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 10,054
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE and omit the column headings and list entries.]

No.   Form 13F File Number   Name

      28-                    NONE
----     -----------------
[Repeat as necessary.]

MARKETUS ASSOCIATES, L.L.C.

File Number: 028 - 12065

          Column 1               Column 2      Column 3  Column 4            Column 5            Column 6         Column 8
----------------------------  --------------  ---------  --------  ---------------------------  ----------  --------------------
                                                                                                              Voting Authority
                                                           Value                                Investment  --------------------
       Name of Issuer         Title of Class    Cusip    (x$1000)  Shares/ Prn Amount/Put-Call  Discretion   Sole   Shared  None
----------------------------  --------------  ---------  --------  ---------------------------  ----------  ------  ------  ----
TRANSOCEAN INC NEW            SHS             G90073100    1,098          10,000   SH           SOLE        10,000    --     --
ALVARION LTD                  SHS             M0861T100      203          35,000   SH           SOLE        35,000    --     --
CERAGON NETWORKS LTD          ORD             M22013102      370          50,000   SH           SOLE        50,000    --     --
CONOCOPHILLIPS                COM             20825C104      366           5,000   SH           SOLE         5,000    --     --
CURRENCYSHARES EURO TR        EURO SHS        23130C108      705           5,000   SH           SOLE         5,000    --     --
DEVON ENERGY CORP NEW         COM             25179M103      912          10,000   SH           SOLE        10,000    --     --
ISHARES TR                    FTSE XNHUA IDX  464287184    1,034          30,000   SH           SOLE        30,000    --     --
MEMC ELECTR MATLS INC         COM             552715104      283          10,000   SH           SOLE        10,000    --     --
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106    1,760          12,000   SH           SOLE        12,000    --     --
POWERSHARES QQQ TRUST         CALL Nov 41     73935A104       68             500   SH           SOLE           500    --     --
RENAISSANCE ACQUISITION CORP  COM             75966C305      278          50,000   SH           SOLE        50,000    --     --
SPDR GOLD TRUST               GOLD SHS        78463V107    2,977          35,000   SH           SOLE        35,000    --     --
                                                          10,054